Financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Other non-current financial assets		$ 17,131	$ 42,879
Other current financial assets		312,721	366,979
Hedging assets [Member]
Financial instruments [Line Items]
Other non-current financial assets		13,425	8,910
Other current financial assets		18,238	0
Financial assets at amortised cost, category [member]
Financial instruments [Line Items]
Other non-current financial assets	[1]	75	24,790
Other current financial assets	[2]	291,790	360,941
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Other current financial assets	[3]	2,693	6,038
Financial assets available-for-sale, category [member]
Financial instruments [Line Items]
Other non-current financial assets		0	9,179
Financial assets measured at fair value through other comprehensive income, category [member]
Financial instruments [Line Items]
Other non-current financial assets		$ 3,631	$ 0

[1]	SQM Potassium S.A., contributed ThUS$24,745 to Western Australia Lithium (WAL). As of December 31, 2017, this had not been legally incorporated as a Company and the funds remained in trust pending transfer to WAL.
[2]	Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the following financial institutions:
[3]	Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 13.3).